UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21921
                                                     ---------

                        OPPENHEIMER TRANSITION 2015 FUND
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: FEBRUARY 28
                                               -----------

                   Date of reporting period: FEBRUARY 28, 2007
                                             -----------------

ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET CLASS ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Alternative Investment Funds        5.1%
Fixed Income Funds                 15.1
Global Equity Funds                15.0
U.S. Equity Funds                  64.8

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2007, and are based on the total market value of investments in affiliated companies.

--------------------------------------------------------------------------------


                      5 | OPPENHEIMER TRANSITION 2015 FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED FEBRUARY 28, 2007.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE. From the inception date of the Fund on December 15, 2006, it was an up-and-down few months for stock prices, which had been rising steadily until the period's second-to-last day, when global equity markets tumbled in response to a nearly 9% drop in China's stock market along with the release of weaker-than-expected U.S. economic data. On February 27, 2007, alone, the U.S. stock market, as represented by the S&P 500 Index, lost approximately 3.5%.

      The past several months were characterized by a slowly expanding U.S. economy that grew by 2.5% during the fourth quarter of 2006--only slightly faster than during the previous three months. Inflation remained under control, ticking up modestly in response to rising energy costs. The price for a barrel of oil surpassed $60 during the period, well below its summer 2006 high of nearly $80 but also above its mid-January low approaching $50. The combination of moderate economic growth and contained inflation enabled the Federal Reserve Board (the Fed) to leave its benchmark federal funds interest rate at 5.25%, where it has remained since June 2006.

      Bonds began the brief period on the rise, as favorable economic data indicated that the Fed was unlikely to lower rates in the near future. However, increasing evidence of less-robust-than-expected economic growth helped the bond market reverse its losses during the period's final weeks.

      The Oppenheimer Transition 2015 Fund is designed for investors around 55 years old who expect to retire in their mid-60s--or within several years of 2015. Compared to the other LifeCycle funds offered by Oppenheimer--Transition 2030, Transition 2020 and Transition 2010--Transition 2015 is moderately positioned, beginning with a larger initial equity exposure that quickly shifts to include an increased weighting in fixed-income investments. This allocation reflects the need for continued asset growth to carry investors toward a retirement date that is increasingly coming into view.

      Approximately 65% of the Oppenheimer Transition 2015 Fund is initially targeted toward a diversified mix of Oppenheimer U.S. equity funds, with another 15% directed toward Oppenheimer international stock funds. On the fixed-income side, 15% of the Fund is targeted toward the Oppenheimer Core Bond Fund, while the remaining 5% of the portfolio is allocated to the Oppenheimer Commodity Strategy Total Return Fund--a small but important weighting, in our view, given commodity-oriented investments relatively limited correlation to domestic and international stocks.


                      6 | OPPENHEIMER TRANSITION 2015 FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      Over time, the Fund's actual allocations will vary from our target weightings as market conditions change and some of the funds in the portfolio do better than others. Accordingly, part of our investment discipline is to regularly monitor the Fund's asset allocations and, when necessary, rebalance the Fund's holdings to return them to our target weightings and maintain what we believe is a suitable level of risk for our shareholders.

      The Fund is designed to become progressively more conservative over time and as our shareholders near and eventually pass their target retirement date. Specifically, this will mean a smaller future equity weighting along with an increasing bond allocation to provide added stability and regular income. The Fund will remain broadly diversified, however, with ongoing exposure to domestic stock, international stock, bond and commodity-oriented investment products from Oppenheimer. After the Fund's transition date, it will continue to become more conservative, seek to reduce the impact of market volatility and aim to provide shareholders with higher levels of current income to meet their retirement needs.

      In our view, global financial markets appear to be somewhat complacent in how they are pricing risk. In the United States, for example, equity markets have drifted upwards for some time, but there are some causes for concern on the horizon--such as a housing market slowdown and the threat of a further rebound in commodity prices. In the bond market, credit spreads--representing the premium available to an investor in lower-rated, higher-risk bonds--remain at historically very tight levels.

      The longer that investors remain complacent about risk, the greater the odds of a market correction--although there is no guarantee that the markets will not continue to perform well for a time. An increase in risk aversion would likely be a negative for equities, although the portfolio's broad level of diversification across multiple asset classes and fund types should provide a measure of protection from sudden market changes. That's one of the major benefits of the "life cycle" approach to investing offered by the Oppenheimer Transition 2015 Fund--it's an effort-free way to maintain a broadly diversified portfolio whose risk gradually decreases over time as investors near their retirement date.


                      7 | OPPENHEIMER TRANSITION 2015 FUND

NOTES

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 12/15/06.

CLASS B shares of the Fund were first publicly offered on 12/15/06.

CLASS C shares of the Fund were first publicly offered on 12/15/06.

CLASS N shares of the Fund were first publicly offered on 12/15/06. Class N shares are offered only through retirement plans.

CLASS Y shares of the Fund were first publicly offered on 12/15/06. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      8 | OPPENHEIMER TRANSITION 2015 FUND

FUND EXPENSES

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, December 15, 2006 (commencement of operations) and held for the period ended February 28, 2007.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on September 1, 2006 and held for the six months ended February 28, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                      9 | OPPENHEIMER TRANSITION 2015 FUND

FUND EXPENSES

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                      10 | OPPENHEIMER TRANSITION 2015 FUND

--------------------------------------------------------------------------------

                                             ENDING        EXPENSES
                               BEGINNING     ACCOUNT       PAID DURING
                               ACCOUNT       VALUE         PERIOD ENDED
                               VALUE         2/28/07       FEBRUARY 28, 2007 1,2
--------------------------------------------------------------------------------
Class A Actual                 $ 1,000.00    $ 1,018.00    $ 1.83
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00      1,020.48      4.37
--------------------------------------------------------------------------------
Class B Actual                   1,000.00      1,017.00      3.26
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00      1,017.11      7.78
--------------------------------------------------------------------------------
Class C Actual                   1,000.00      1,017.00      3.41
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00      1,016.76      8.13
--------------------------------------------------------------------------------
Class N Actual                   1,000.00      1,018.00      2.36
--------------------------------------------------------------------------------
Class N Hypothetical             1,000.00      1,019.24      5.62
--------------------------------------------------------------------------------
Class Y Actual                   1,000.00      1,019.00      1.16
--------------------------------------------------------------------------------
Class Y Hypothetical             1,000.00      1,022.07      2.76

Hypothetical assumes 5% annual return before expenses.

1. Actual expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 76/365 [to reflect the period from December 15, 2006 (commencement of operations) to February 28, 2007].

2. Hypothetical expenses paid are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The annualized expense ratios, excluding all underlying fund expenses, are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A                 0.87%
-------------------------------
Class B                 1.55
-------------------------------
Class C                 1.62
-------------------------------
Class N                 1.12
-------------------------------
Class Y                 0.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                      11 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF INVESTMENTS  February 28, 2007
-------------------------------------------------------------------------------

                                                                                  VALUE
                                                              SHARES         SEE NOTE 1
---------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--97.0% 1
---------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUNDS--4.9%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y       18,004   $        119,908
---------------------------------------------------------------------------------------
FIXED INCOME FUNDS--14.6%
Oppenheimer Core Bond Fund, Cl. Y                             34,629            356,332
---------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--14.6%
Oppenheimer International Growth Fund, Cl. Y                   8,381            236,181
---------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A        5,314            118,120
                                                                       ----------------
                                                                                354,301
---------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--62.9%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                 4,867            233,336
---------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                            5,720            231,841
---------------------------------------------------------------------------------------
Oppenheimer MidCap Fund, Cl. Y 2                              11,787            236,101
---------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                9,265            360,392
---------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                 17,516            469,774
                                                                       ----------------
                                                                              1,531,444

---------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $2,353,099)                   97.0%         2,361,985
---------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                  3.0             72,580
                                                             --------------------------
NET ASSETS                                                     100.0%  $      2,434,565
                                                             ==========================


                      12 | OPPENHEIMER TRANSITION 2015 FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES                                      SHARES
                                                           DECEMBER 15,        GROSS          GROSS    FEBRUARY 28,
                                                                   2006    ADDITIONS     REDUCTIONS            2007
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                         --        4,867             --           4,867
Oppenheimer Commodity Strategy Total Return
Fund, Cl. Y                                                          --       18,004             --          18,004
Oppenheimer Core Bond Fund, Cl. Y                                    --       34,629             --          34,629
Oppenheimer Institutional Money Market Fund,
Cl. E                                                                --    1,233,024      1,233,024              --
Oppenheimer International Growth Fund, Cl. Y                         --        8,381             --           8,381
Oppenheimer Main Street Fund, Cl. Y                                  --        5,720             --           5,720
Oppenheimer MidCap Fund, Cl. Y                                       --       11,787             --          11,787
Oppenheimer Quest International Value Fund, Inc.,
Cl. A                                                                --        5,314             --           5,314
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                      --        9,265             --           9,265
Oppenheimer Value Fund, Cl. Y                                        --       17,516             --          17,516

                                                                                              VALUE        DIVIDEND
                                                                                         SEE NOTE 1          INCOME
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                            $   233,336    $         --
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                                     119,908              --
Oppenheimer Core Bond Fund, Cl. Y                                                           356,332           2,497
Oppenheimer Institutional Money Market Fund, Cl. E                                               --             831
Oppenheimer International Growth Fund, Cl. Y                                                236,181              --
Oppenheimer Main Street Fund, Cl. Y                                                         231,841              --
Oppenheimer MidCap Fund, Cl. Y                                                              236,101              --
Oppenheimer Quest International Value Fund, Inc., Cl. A                                     118,120              --
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                                             360,392              --
Oppenheimer Value Fund, Cl. Y                                                               469,774              --
                                                                                        ---------------------------
                                                                                        $ 2,361,985    $      3,328
                                                                                        ===========================

2. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      13 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF ASSETS AND LIABILITIES  February 28, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments--
affiliated companies (cost $2,353,099)                               $ 2,361,985
--------------------------------------------------------------------------------
Cash                                                                      11,022
--------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                        90,286
Interest and dividends                                                     1,620
Other                                                                        223
                                                                     -----------
Total assets                                                           2,465,136

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Legal, auditing and other professional fees                               16,500
Shareholder communications                                                 7,337
Investments purchased                                                      5,973
Distribution and service plan fees                                           446
Transfer and shareholder servicing agent fees                                 17
Trustees' compensation                                                         8
Other                                                                        290
                                                                     -----------
Total liabilities                                                         30,571

--------------------------------------------------------------------------------
NET ASSETS                                                           $ 2,434,565
                                                                     ===========

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                           $       239
--------------------------------------------------------------------------------
Additional paid-in capital                                             2,424,398
--------------------------------------------------------------------------------
Accumulated net investment income                                          1,042
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                                 8,886
                                                                     -----------
NET ASSETS                                                           $ 2,434,565
                                                                     ===========


                      14 | OPPENHEIMER TRANSITION 2015 FUND

-----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$2,176,685 and 213,792 shares of beneficial interest outstanding)                 $ 10.18
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                          $ 10.80
-----------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $138,731
and 13,643 shares of beneficial interest outstanding)                             $ 10.17
-----------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $98,725
and 9,706 shares of beneficial interest outstanding)                              $ 10.17
-----------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,405
and 1,907 shares of beneficial interest outstanding)                              $ 10.18
-----------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $1,019 and 100 shares of beneficial interest outstanding)               $ 10.19

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      15 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF OPERATIONS  For the Period Ended February 28, 2007 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                                   $   3,328
--------------------------------------------------------------------------------
Other income                                                                 11
                                                                      ----------
Total investment income                                                   3,339

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                     412
Class B                                                                      31
Class C                                                                     123
Class N                                                                       4
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      19
Class B                                                                       2
Class C                                                                      16
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   3,800
Class B                                                                   1,789
Class C                                                                   1,118
Class N                                                                     447
Class Y                                                                     224
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              16,500
--------------------------------------------------------------------------------
Trustees' compensation                                                        8
--------------------------------------------------------------------------------
Other                                                                       289
                                                                      ----------
Total expenses                                                           24,782
Less waivers and reimbursements of expenses                             (22,040)
                                                                      ----------
Net expenses                                                              2,742

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       597

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                      8,886

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $   9,483
                                                                      ==========

1. For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      16 | OPPENHEIMER TRANSITION 2015 FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED FEBRUARY 28,                                               2007 1
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                              $       597
--------------------------------------------------------------------------------
Net change in unrealized appreciation                                    8,886
                                                                   -------------
Net increase in net assets resulting from operations                     9,483

--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                              2,066,504
Class B                                                                140,134
Class C                                                                 95,927
Class N                                                                 18,517
Class Y                                                                     --
                                                                   -------------
                                                                     2,321,082

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total increase                                                       2,330,565
--------------------------------------------------------------------------------
Beginning of period                                                    104,000 2
                                                                   -------------
End of period (including accumulated net investment income of
$1,042 for the period ended February 28, 2007)                     $ 2,434,565
                                                                   =============

1. For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2. Reflects the value of the Manager's initial seed money investment on August 21, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      17 | OPPENHEIMER TRANSITION 2015 FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               CLASS A       CLASS B       CLASS C
PERIOD ENDED FEBRUARY 28,                                       2007 1        2007 1        2007 1
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.00       $10.00       $ 10.00
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                      .01         (.01)         (.01)
Net realized and unrealized gain                                    .17          .18           .18
                                                                ---------------------------------------
Total from investment operations                                    .18          .17           .17
-------------------------------------------------------------------------------------------------------

Net asset value, end of period                                  $ 10.18       $10.17        $10.17
                                                                =======================================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                1.80%         1.70%         1.70%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                        $ 2,177       $  139       $    99
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                               $ 1,362       $   20       $    60
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                       0.25%       (0.57)%       (0.65)%
Total expenses                                                     6.99% 5,8   52.30% 6,8    17.07% 7,8
Expenses after waivers and reduction to custodian expenses         0.87%        1.55%         1.62%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               0%           0%            0%

1. For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including all underlying fund expenses were as follows:

               Period Ended February 28, 2007           7.62%

6. Expenses including all underlying fund expenses were as follows:

               Period Ended February 28, 2007           52.93%

7. Expenses including all underlying fund expenses were as follows:

               Period Ended February 28, 2007           17.70%

8. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER TRANSITION 2015 FUND

                                                                  CLASS N       CLASS Y
PERIOD ENDED FEBRUARY 28,                                          2007 1        2007 1
--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 10.00       $ 10.00
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                                         -- 3         .01
Net realized and unrealized gain                                      .18           .18
                                                                  --------------------------
Total from investment operations                                      .18           .19
--------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 10.18       $ 10.19
                                                                  ==========================

--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                   1.80%         1.90%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                          $    19       $     1
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $     5       $     1
--------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                0.02%         0.48%
Total expenses                                                      42.59% 6,8   110.56% 7,8
Expenses after waivers and reduction to custodian expenses           1.12%         0.55%
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                                 0%            0%

1. For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods of less than one full year.

6. Expenses including all underlying fund expenses were as follows:

               Period Ended February 28, 2007           43.22%

7. Expenses including all underlying fund expenses were as follows:

               Period Ended February 28, 2007          111.19%

8. The fiscal 2007 total expenses ratio is higher than the anticipated total expense ratio of the class for future fiscal years due to the Fund's limited operating history at February 28, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      19 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Transition 2015 Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek total return until the target retirement date included in its name and then seeks income and secondarily capital growth. The Fund is a special type of mutual fund known as a "fund of funds" because it invests in other mutual funds. The Fund normally invests in a portfolio consisting of a target weighted allocation in Class A or Class Y shares of other Oppenheimer funds (the "Underlying Funds"). The Fund's investment advisor is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

      Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


                      20 | OPPENHEIMER TRANSITION 2015 FUND

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                           NET UNREALIZED
                                                             APPRECIATION
                                                         BASED ON COST OF
                                                           SECURITIES AND
       UNDISTRIBUTED    UNDISTRIBUTED    ACCUMULATED    OTHER INVESTMENTS
       NET INVESTMENT       LONG-TERM           LOSS   FOR FEDERAL INCOME
       INCOME                    GAIN   CARRYFORWARD         TAX PURPOSES
       ------------------------------------------------------------------
       $  1,048                 $  --          $  --             $  8,886

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year


                      21 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for February 28, 2007. Net assets of the Fund were unaffected by the reclassifications.

                REDUCTION TO              INCREASE TO ACCUMULATED
                PAID-IN CAPITAL             NET INVESTMENT INCOME
                -------------------------------------------------
                $  445                                     $  445

No distributions were paid during the period ended February 28, 2007.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities   $  2,353,099
                                 ============
Gross unrealized appreciation    $     14,192
Gross unrealized depreciation          (5,306)
                                 ------------
Net unrealized appreciation      $      8,886
                                 ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the period ended February 28, 2007, the Fund's projected benefit obligations were increased by $6, resulting in an accumulated liability of $6 as of February 28, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not


                      22 | OPPENHEIMER TRANSITION 2015 FUND
materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      23 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                             PERIOD ENDED FEBRUARY 28, 2007 1,2
                                                          SHARES         AMOUNT
-------------------------------------------------------------------------------
CLASS A
Sold                                                     203,792   $  2,066,504
Redeemed                                                      --             --
                                                         ----------------------
Net increase                                             203,792   $  2,066,504
                                                         ======================

-------------------------------------------------------------------------------
CLASS B
Sold                                                      13,612   $    140,843
Redeemed                                                     (69)          (709)
                                                         ----------------------
Net increase                                              13,543   $    140,134
                                                         ======================

-------------------------------------------------------------------------------
CLASS C
Sold                                                       9,606   $     95,927
Redeemed                                                      --             --
                                                         ----------------------
Net increase                                               9,606   $     95,927
                                                         ======================

-------------------------------------------------------------------------------
CLASS N
Sold                                                       1,807   $     18,517
Redeemed                                                      --             --
                                                         ----------------------
Net increase                                               1,807   $     18,517
                                                         ======================

-------------------------------------------------------------------------------
CLASS Y
Sold                                                          --   $         --
Redeemed                                                      --             --
                                                         ----------------------
Net increase                                                  --   $         --
                                                         ======================

1. For the period from December 15, 2006 (commencement of operations) to February 28, 2007.

2. The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares each of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on August 21, 2006.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the period ended February 28, 2007, were as follows:

                                                       PURCHASES           SALES
--------------------------------------------------------------------------------
Investment securities                               $  2,353,098           $  --


                      24 | OPPENHEIMER TRANSITION 2015 FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Manager does not charge a management fee, but rather collects indirect management fees from investments in the Underlying Funds. The weighted indirect management fees collected from the Underlying Funds, as a percent of average daily net assets of the Fund for the period ended February 28, 2007 were 0.54%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended February 28, 2007, the Fund paid $20 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under


                      25 | OPPENHEIMER TRANSITION 2015 FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 were zero for all classes. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
PERIOD ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
February 28, 2007        $  1,620           $  --           $  --            $ --           $  --

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.50%, 2.25%, 2.25%, 1.75% and 1.25%, for Class A, Class B, Class C, Class N and Class Y, respectively. During the period ended February 28, 2007, the Manager reimbursed the Fund $17,338, $2,073, $1,927, $449 and $232 for the Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the period ended February 28, 2007, the Manager waived $21 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for


                      26 | OPPENHEIMER TRANSITION 2015 FUND
fiscal years beginning after December 15, 2006. As of February 28, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 28, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      27 | OPPENHEIMER TRANSITION 2015 FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER TRANSITION 2015 FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Transition 2015 Fund, including the statement of investments, as of February 28, 2007, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 15, 2006 (commencement of operations) to February 28, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Transition 2015 Fund as of February 28, 2007, the results of its operations, the changes in its net assets and the financial highlights for the period December 15, 2006 (commencement of operations) to February 28, 2007, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Denver, Colorado
April 12, 2007


                      28 | OPPENHEIMER TRANSITION 2015 FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      29 | OPPENHEIMER TRANSITION 2015 FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      30 | OPPENHEIMER TRANSITION 2015 FUND

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Fund's investment advisory agreement (the "Agreement").

      In approving the Agreement, the Board considered information provided by the Manager on the following factors: (i) the nature, quality and extent of the Manager's services to be provided, (ii) the fees and expenses of the Fund, including comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services by the Manager and its affiliates, (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund.

      NATURE AND EXTENT OF SERVICES. In approving the Agreement, the Board considered information about the nature and extent of the services to be provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services it expected to be provided by the Manager and the quality of the Manager's resources that would be available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality


                      31 | OPPENHEIMER TRANSITION 2015 FUND

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

of the portfolio management services to be provided, the Board considered the experience of Rudi W. Schadt, Jerry A. Webman, and Kurt Wolfgruber, the portfolio managers for the Fund and the experience of the portfolio managers, and the investment performance of the investment companies in which the Fund may invest (the "Underlying Funds"). The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of service agreements of other funds managed by the Manager. In light of the foregoing, the Board concluded that the Fund would benefit from the services to be provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees to be paid to the Manager and its affiliates and the other expenses that would be borne by the Fund. The Board also evaluated the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The Manager provided comparative data in regard to the fees and anticipated expenses of the Fund and the fees and expenses of other lifecycle funds-of-funds with a comparable target date. The Board noted that under the Agreement, the Manager would not charge a management fee to the Fund; however the Manager would collect indirect management fees through the Fund's investments in the Underlying Funds. The Board took account of the fees and expenses paid by the Underlying Funds and also noted that the Manager would agree to voluntarily waive fees and/or reimburse the Fund for certain expenses so that the Fund's "Total Annual Fund and Underlying Fund Operating Expenses," as a percentage of average daily net assets, would not exceed 1.50% for Class A, 2.25% for Class B and Class C, 1.75% for Class N, and 1.25% for Class Y shares and that the Manager may modify or terminate that undertaking at any time without notice to shareholders.

      ECONOMIES OF SCALE. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the Underlying Funds, and the extent to which those economies of scale would benefit the Fund's shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's estimated costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's potential profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the


                      32 | OPPENHEIMER TRANSITION 2015 FUND
financial viability of the Manager is important in order for the Manager to provide significant services to the Fund and its shareholders. In addition, the Board considered information regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation paid to the Manager and its affiliates for services provided to the Fund and to the Underlying Funds.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager would be a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved the Agreement for an initial period of two years. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                      33 | OPPENHEIMER TRANSITION 2015 FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD          PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
WITH THE FUND, LENGTH OF        PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
SERVICE, AGE
INDEPENDENT TRUSTEES            THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of Special
Chairman of the Board of        Value Opportunities Fund, LLC (registered investment company) (since September 2004); Investment
Trustees (since 2007) and       Advisory Board Member of Zurich Financial Services (insurance) (since October 2004); Board of
Trustee (since 2006)            Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the
Age: 64                         Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited
                                Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September
                                2004) and Managing Principal (1997-December 1998); Trustee of Research Foundation of AIMR
                                (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard
                                College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May
                                2000-April 2002) (executive search firm). Oversees 62 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2006)            Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President
Age: 66                         of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI
                                Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 52 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                A trustee or director of other Oppenheimer funds. Oversees 62 portfolios in the OppenheimerFunds
Trustee (since 2006)            complex.
Age: 73

PHILLIP A. GRIFFITHS,           Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979)
Trustee (since 2006)            of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 68                         Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew
                                W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign
                                Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                University (1983-1991). Oversees 52 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                 Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2006)            President and General Auditor of American Express Company (financial services company) (July
Age: 64                         1998-February 2003). Oversees 52 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                 Director of Columbia Equity Financial Corp. (privately-held financial adviser) (since 2002);
Trustee (since 2006)            Managing Director of Carmona Motley, Inc. (privately-held financial adviser) (since January 2002);
Age: 54                         Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January
                                1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign
                                Relations, the Investment Committee of the Episcopal Church of America, the Investment Committee
                                and Board of Human Rights Watch and the Investment Committee of Historic Hudson Valley. Oversees
                                52 portfolios in the OppenheimerFunds complex.


                      34 | OPPENHEIMER TRANSITION 2015 FUND

KENNETH A. RANDALL,             Director of Dominion Resources, Inc. (electric utility holding company) (February 1972-October
Trustee (since 2006)            2005); Former Director of Prime Retail, Inc. (real estate investment trust), Dominion Energy Inc.
Age: 79                         (electric power and oil & gas producer), Lumberman's Mutual Casualty Company, American Motorists
                                Insurance Company and American Manufacturers Mutual Insurance Company; Former President and Chief
                                Executive Officer of The Conference Board, Inc. (international economic and business research).
                                Oversees 52 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,       Chairman of The Directorship Search Group, Inc. (corporate governance consulting and executive
Trustee (since 2006)            recruiting) (since 1993); Life Trustee of International House (non-profit educational
Age: 75                         organization); Founder, Chairman and Chief Executive Officer of Russell Reynolds Associates, Inc.
                                (1969-1993); Banker at J.P. Morgan & Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air
                                Force (1954-1958). Oversees 52 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,               Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996);
Trustee (since 2006)            Director of Lakes Environmental Association (since 1996); Member of the Investment Committee of
Age: 65                         the Associated Jewish Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 52 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                  President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2006)            1994); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing
Age: 59                         and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since
                                1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and
                                Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director
                                of PacifiCorp. (electric utility) (1995-1999). Oversees 52 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND          THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
OFFICER                         NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and Director of the Manager (since 2001); President of the
President and Principal         Manager (September 2000-March 2007); President and a director or trustee of other Oppenheimer
Executive Officer and           funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
Trustee (since 2006)            holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
Age: 57                         Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory sub-
                                sidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since
                                November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                July 2001); President (since November 1, 2001) and Director (since July 2001) of Oppenheimer Real
                                Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company
                                (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent


                      35 | OPPENHEIMER TRANSITION 2015 FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                 of Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute's
(Continued)                     Board of Governors (since October 3, 2003); Chief Operating Officer of the Manager (September
                                2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                                Company (September 1999-August 2000); President, Chief Executive Officer and Director of MML Bay
                                State Life Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp and
                                Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                                Oversees 99 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF THE FUND      THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. SCHADT, WEBMAN,
                                WOLFGRUBER, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW
                                YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S.
                                TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL
                                HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RUDI W. SCHADT,                 Vice President, Director of Research in Product Design and Risk Management of the Manager. Prior to
Vice President and              joining the Manager in February 2002 he was a Director and Senior Quantitative Analyst (2000-2001)
Portfolio Manager               at UBS Asset Management prior to which he was an Associate Director of Research (since June 1999)
(since 2006)                    and Senior Researcher and Portfolio Manager (from June 1997) at State Street Global Advisors. An
Age: 49                         officer of 11 portfolios in the OppenheimerFunds complex.

DR. JERRY A. WEBMAN,            Chief economist of the Manager (since 2006); Senior Vice President (since February 1996) and Senior
Vice President and              Investment Officer and Director (since 1997) of the Manager's Fixed Income Investments; Senior Vice
Portfolio Manager               President (since May 1999) of HarbourView Asset Management Corporation. An officer of 8 portfolios
(since 2006)                    in the OppenheimerFunds complex.
Age: 57

KURT WOLFGRUBER,                President (since March 2007) and Chief Investment Officer and Director (since July 2003) of the
Vice President and              Manager; Executive Vice President of the Manager (March 2003-March 2007); Director of HarbourView
Portfolio Manager               Asset Management Corporation and of OFI Institutional Asset Management, Inc. (since June 2003) and
(since 2006)                    of Tremont Capital Management, Inc. (since October 2001). An officer of 8 portfolios in the
Age: 56                         OppenheimerFunds complex.

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and Chief        President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer              Shareholder Services, Inc. (since June 1983). Former Vice President and Director of Internal Audit
(since 2006)                    of the Manager (1997-February 2004). An officer of 99 portfolios in the OppenheimerFunds complex.
Age: 56

BRIAN W. WIXTED,                Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal         HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder
Financial & Accounting          Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
Officer (since 2006)            Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 47                         OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                                Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief
                                Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000);
                                Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                                Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                1995-March 1999). An officer of 99 portfolios in the OppenheimerFunds complex.


                      36 | OPPENHEIMER TRANSITION 2015 FUND

BRIAN S. PETERSEN,              Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer             (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2006)                    1998-July 2002). An officer of 99 portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,              Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer             Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2006)                    Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 37                         Services, Inc. (September 2000-May 2001). An officer of 99 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2006)          Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of
Age: 58                         Centennial Asset Management Corporation (since December 2001); Senior Vice President and General
                                Counsel of Harbour-View Asset Management Corporation (since December 2001); Secretary and General
                                Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director
                                (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General
                                Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments,
                                Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program
                                (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management,
                                Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                Senior Vice President (May 1985-December 2003), Acting General Counsel (November 2001-February
                                2002) and Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of
                                the following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial Services,
                                Inc. (November 1989-November 2001), and OppenheimerFunds International Ltd. (September
                                1997-November 2001). An officer of 99 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,              Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary             2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2006)                    (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 39                         Services Inc. (formerly, PaineWebber Incorporated). An officer of 99 portfolios in the
                                OppenheimerFunds complex.

KATHLEEN T. IVES,               Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003) of
Assistant Secretary             the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2006)                    Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 41                         Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 99 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,           Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice
Assistant Secretary             President (2001-September 2004); Director (2000-September 2004) and Vice President (1998-2000) of
(since 2006)                    Merrill Lynch Investment Management. An officer of 99 portfolios in the OppenheimerFunds complex.
Age: 43

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                      37 | OPPENHEIMER TRANSITION 2015 FUND



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $16,500 in fiscal 2007 and no such fees in fiscal 2006.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed $1,750 in fiscal 2007 and no such fees in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Seed balance sheet audit.

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)      All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $1,750 in fiscal 2007 and no such fees during fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)      No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

       o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

       o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

       o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

       o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

       The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and

(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)    (1) Exhibit attached hereto.

       (2) Exhibits attached hereto.

       (3) Not applicable.

(b)    Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2015 Fund

By:      /s/John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    April 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    April 10, 2007

By:      /s/Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer

Date:    April 10, 2007